CONTINUANCE OF OPERATIONS - GOING CONCERN (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuance Of Operations[Abstract]
Net income (loss) attributable to Xtra-Gold Resources Corp.	$ 1,860,249	$ 2,247,957	$ 1,306,183
Accumulated deficit	$ (22,813,141)	$ (24,673,390)	$ (26,921,347)